8. Time Deposits (Details) (USD $)	Dec. 31, 2012
Time Deposits [Abstract]
2013	$ 63,765,442
2014	16,819,956
2015	18,840,356
2016	13,146,423
2017	8,953,887
Total time deposits	$ 121,526,064